ACQUISITIONS AND DISPOSALS	12 Months Ended
Dec. 31, 2022
ACQUISITIONS AND DISPOSALS
ACQUISITIONS AND DISPOSALS

4.     ACQUISITIONS AND DISPOSALS

For the year ended December 31, 2020

Acquisition of New Spring Group

In March 2020, MHM entered into a share purchase agreement with independent third parties, to purchase 70% or 14,000,000 shares of Guangzhou New Spring Hospital Management Co., Ltd (“New Spring Management”) with a consideration of RMB8,400. The business substance of the purchase was to acquire Guangzhou New Spring Hospital Clinic (“New Spring Clinic”), which was a wholly owned subsidiary of New Spring Management located in downtown Guangzhou, to attract more patients for the Group’s self-built cancer hospital in the suburb of Guangzhou.

According to the agreement, the first to third instalment amounted to RMB7,560 in aggregate and was fully paid by MHM on the acquisition date, while the remaining RMB840 had been paid 6 months after the acquisition date as the original shareholder has fulfilled their obligation related to the acquisition. The acquisition date was on April 21, 2020 when the change of New Spring Management’s register information was completed. The fair value of the gross assets acquired during the acquisition is not concentrated in a single identifiable asset or a group of similar identifiable assets and it meets the definition of a business and was accounted for as business acquisition under ASC 805.

The purchase price allocation was as follows:

RMB
Cash consideration in agreement	8,400
Non-controlling interest	3,078
Total	11,478

The Group, with the assistance of an independent third-party valuation firm, assessed the fair values of the acquired identifiable assets and liabilities assumed. The following table summarizes the purchase consideration and fair values of the assets acquired and liabilities assumed as of the acquisition date:

RMB
Current assets	424
Property, plant and equipment, net	3,281
Intangible assets	5,053
Goodwill	3,213
Long-term deferred and other non-current	1,202
Current liabilities	(445)
Deferred tax liabilities	(1,250)
Total	11,478

Disposal of CHS

According to SPA, the share transfer price only included cash consideration of RMB247,803, no other tangible or intangible assets, financial instruments or contingent consideration were specified. The cash consideration was firstly net off by settlement of the intercompany balance due from CHS of RMB602. The Group further paid a commission fee directly related to the transaction of RMB44,039, which was also accounted for a net off the cash consideration. Management evaluated the valuation of the retained 10% noncontrolling investment with the assistance of external valuer. As the transaction was not a related party transaction, the transfer price was considered a fair reflection of the 90% of the entity value. The valuer further considered the discount rate lack of control “DLOC” by comparing similar business combination cases in the same healthcare industry. The DLOC was finalized at 17% and the valuation of the retained noncontrolling investment was determined at RMB22,925. There was no noncontrolling interest in CHS before the transaction. The carrying amount of the assets and liabilities of CHS was RMB235,714. With a foreign currency translation of RMB5,267, as a result, a loss on disposal of CHS of RMB14,894 was recognized in the consolidated statements of comprehensive loss for 2020.

This disposal does not represent a strategic shift on the Company’s major business and have no major effect on the Company’s results of operations, the disposal of the entity does not qualify as discontinued operation.

The breakdown of assets and liabilities as of November 19, 2020 (the disposal date), were as follows:

	RMB	US$
Current assets	4,909	752
Other non-current assets	257,368	39,443
Current liabilities	(26,024)	(3,988)
Non-current liabilities	(539)	(83)
Net assets disposed	235,714	36,124

The breakdown of disposal loss are as summarized below:

	RMB	US$
Cash proceeds	247,803	37,977
Settlement of amount due from CHS	(602)	(92)
Commission fee	(44,039)	(6,749)
Fair value of retained noncontrolling investment	22,925	3,513
Disposition of net assets	(235,714)	(36,124)
Foreign currency translation	(5,267)	(808)
Loss on disposal of CHS	(14,894)	(2,283)

As the remaining investment only represented 10% voting shares in CHS and the Group did not retain any seats in board, management considered the Group in fact lost the ability to exercise significant influence over operating and financial policies of CHS. The remaining equity investment did not have readily determinable fair value, management elected to measure the remaining investment using measurement alternative at its cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. As at December 31, 2020, management determined there is no impairment indicator or any observable price change to the investment as the disposition date was near year end.

For the year ended December 31, 2021

Acquisition of Healthingkon

In November, December 2020 and January 2021, several subsidiaries of the Group entered into a series of restructuring framework agreements and capital increase agreements with a third party, Beijing Healthingkon Technology Co., Ltd.  (“Healthingkon”) and Healthingkon’s shareholders to obtain 26.34% shares of Healthingkon with the total consideration of 89% shares of SH MZJH and RMB21,500. The acquisition date was on January 4, 2021, when the Group actually obtained the shareholder rights on Healthingkon. On the same day, a subsidiary of the Group entered into a concerted action agreement with two other shareholders of Healthingkon, pursuant to which the two shareholders agreed to be coordinated actors on the matters related to shareholders’ rights of Healthingkon. After the agreement, the Group obtained majority control over Healthingkon. And SH MZJH was under the control and consolidation of the Group before and after the transaction. The fair value of the gross assets acquired during the acquisition is not concentrated in a single identifiable asset or a group of similar identifiable assets and it meets the definition of a business and was accounted for as business acquisition under ASC 805.

The purchase price allocation was as follows:

RMB
Cash consideration	21,500
Fair value of the share consideration	98,338
Total	119,838

The Group, with the assistance of an independent third-party valuation firm, assessed the fair values of the acquired identifiable assets and liabilities assumed. The following table summarizes the purchase consideration and fair values of the assets acquired and liabilities assumed as of the acquisition date:

RMB
Current assets	16,567
Property, plant and equipment, net	1,421
Intangible assets	133,183
Goodwill	368,221
Current liabilities	(44,564)
Deferred tax liabilities	(19,829)
Non-controlling interest	(335,161)
Total	119,838

The acquired amortizable intangible assets primarily include the AI technology of Healthingkon with the estimated remaining amortization periods of 10 years.The Group recognized RMB368,221 (US$57,782) in goodwill arising from this acquisition, primarily represents the expected synergies from combining the Healthingkon’s resources and experiences in the AI with the Group’s current business, and the further development of internet hospital business and cloud system solution business. The goodwill recognized is not deductible for income tax purposes.

Pro forma results of operations for Healthingkon acquisition have not been presented because it was not material to the consolidated financial statements.

For the year ended December 31, 2022

Disposal of Guofu Huimei and its subsidiaries

In the fiscal year of 2022, the Group, Shanghai Epu Supply Chain Technology Co. LTD("Shanghai Epu") and Shanghai Rongsheng Medical Management Co., LTD("Shanghai Rongsheng") entered into a shares transfer agreement.Pursuant to Agreement, the Group would sell all the shares it held in Guofu Huimei and its subsidiaries ("GFHM disposal group") to Shanghai Epu and Shanghai Rongsheng with the consideration of RMB190,000(US$27,547). The disposal transaction was completed on December 26, 2022 and the net book value of the net asset is approximately RMB189,402 (US$27,460). There was no noncontrolling interest in Guofu Huimei and its subsidiaries before the transaction.

The disposal of GFHM group represents the disposal of a portion of the hospital business reporting unit, the Company assigned RMB6,450 (US$935) of goodwill to the GFHM group on a relative fair value basis when the disposal transaction has completed. For the goodwill remaining in the hospital business reporting unit, the Company did not record any impairment loss for the years ended December 31, 2022 as the fair value of the reporting unit is in excess of its carrying value(Note 11).

This disposal does not represent a strategic shift on the Group’s major business and have no major effect on the Company’s results of operations, the disposal of the entity does not qualify as discontinued operation.

On December 26, 2022, the Company calculated a loss regarding the deconsolidation of the Guofu Huimei and its subsidiaries as follows:

	RMB	US$
Cash proceeds	190,000	27,547
Disposition of net assets	(189,402)	(27,460)
Goodwill	(6,450)	(935)
Accumulated other comprehensive loss	(55,694)	(8,075)
Loss on disposal of Guofu Huimei and its subsidiaries	(61,546)	(8,923)

The following table summarizes the carrying amounts of the major classes of assets and liabilities of the disposed subsidiaries as of December 26, 2022:

	RMB	US$
Current assets	199,727	28,957
Current liabilities	(10,325)	(1,497)
Net assets disposed	189,402	27,460